Consolidated Statements Of Equity (USD $) In Millions	Common Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Unearned Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balances at Jun. 28, 2008	$ 7	$ 7	$ 2,760	$ (112)	$ 149	$ 26	$ 2,837
Net income			364			16	380
Translation adjustments, net of tax					(561)	(2)	(563)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax					(30)		(30)
Pension/Postretirement activity, net of tax					(164)		(164)
Other comprehensive income activity, net of tax					(2)	(2)	(4)
Comprehensive income (loss)						12	(381)
Dividends on common stock			(310)				(310)
Dividends paid on noncontrolling interest/Other						(4)	(4)
Stock issuances - restricted stock		29					29
Stock option and benefit plans		4					4
Share repurchases and retirement		(25)	(78)				(103)
Pension/Postretirement - adjustment to change in measurement date , net of tax			(16)		3		(13)
ESOP tax benefit, redemptions and other		2	1	8			11
Balances at Jun. 27, 2009	7	17	2,721	(104)	(605)	34	2,070
Net income			506			21	527
Translation adjustments, net of tax					(82)		(82)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax					8		8
Pension/Postretirement activity, net of tax					(235)		(235)
Other comprehensive income activity, net of tax					2		2
Comprehensive income (loss)						21	220
Dividends on common stock			(302)				(302)
Dividends paid on noncontrolling interest/Other						(2)	(2)
Disposition of noncontrolling interest						(25)	(25)
Stock issuances - restricted stock		27					27
Stock option and benefit plans		19					19
Share repurchases and retirement		(47)	(453)				(500)
ESOP tax benefit, redemptions and other		1		7			8
Balances at Jul. 03, 2010	7	17	2,472	(97)	(912)	28	1,515
Net income			1,287			9	1,296
Translation adjustments, net of tax					332		332
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax					7		7
Pension/Postretirement activity, net of tax					317		317
Comprehensive income (loss)						9	1,952
Dividends on common stock			(278)				(278)
Dividends paid on noncontrolling interest/Other						(5)	(5)
Disposition of noncontrolling interest						(3)	(3)
Stock issuances - restricted stock		19	9				28
Stock option and benefit plans		58					58
Share repurchases and retirement	(1)	(55)	(1,257)				(1,313)
ESOP tax benefit, redemptions and other				20			20
Balances at Jul. 02, 2011	$ 6	$ 39	$ 2,233	$ (77)	$ (256)	$ 29	$ 1,974